COMMON SHARES AND TREASURY SHARES - Schedule of Treasury Share Transactions (Details) - USD ($)			12 Months Ended
		Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance (in shares)			493,371	493,371	493,400
Cancellation (in shares)		(493,371)	(493,400)	0	0
End balance (in shares)			0.0	493,371	493,371
Balance as of January 01			$ 4,200,000	$ 4,200,000
Cancellations	[1]		0
Balance as of December 31			0	4,200,000	$ 4,200,000
Treasury shares at nominal value
Balance as of January 01			4,900	4,900	4,900
Cancellations			(4,900)	0	0
Balance as of December 31			$ 0	$ 4,900	$ 4,900
Percentage of share capital held as treasury shares, beginning of period (in percentage)			0.50%	0.60%	0.60%
Cancellations (in percentage)			(0.50%)	0.00%	0.00%
Dilution, due to capital increases (in percentage)			0.00%	(0.10%)	0.00%
Percentage of share capital held as treasury shares, end of period (in percentage)			0.00%	0.50%	0.60%

[1]	1) Please refer to Note 17 for further information on treasury shares.